Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Long-term investments	$ 49,893	$ 60,380
Property, plan and equipment	271,360	254,801
Loss carry-forwards	215,681	144,998
Other	32,064	22,524
Gross deferred income tax assets	568,998	482,703
Valuation allowance	(535,936)	(465,814)
Net deferred income tax assets	33,062	16,889
Property, plant and equipment	15,282	11,123
Total deferred income tax liabilities	15,282	11,123
Deferred income tax assets (liabilities), net	$ 17,780	$ 5,766